UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report  for the  Calendar Year or Quarter Ended:  September 30, 2007
                                                  ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Asset Administration, L.L.C.
           --------------------------------------------------
Address:   666 Fifth Avenue, 37th Floor
           --------------------------------------------------
           New York,  NY 10103
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10587
                       ------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 484-5030
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci         New York, NY               11/14/07
       ------------------------    -------------------------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        104
                                               -------------

Form 13F Information Table Value Total:       $1,403,624
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                   Form 13F File Number                Name

                                              FORM 13F INFORMATION TABLE



        COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                        TITLE OF                    VALUE       SHRS OR  SH/PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER           CLASS           CUSIP     (x$1000)     PRN AMT  PRNCALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW            COM           00817Y108    9,747       179,603    SH      SOLE                 179,603
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP         COM           001547108    3,011        68,500    SH      SOLE                  68,500
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC        COM           038222105   12,664       611,800    SH      SOLE                 611,800
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS
INC                      COM           032346108    1,470        29,400    SH      SOLE                  29,400
------------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC           COM           05329W102    1,857       104,800    SH      SOLE                 104,800
------------------------------------------------------------------------------------------------------------------------------------
ADAMS RESPIRATORY
THERAPEUTI               COM           00635P107    3,241        84,100    SH      SOLE                  84,100
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTAFF INC          COM           007094105    9,802       270,021    SH      SOLE                 270,021
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC                 COM           00207R101   61,373     2,062,965    SH      SOLE               2,062,965
------------------------------------------------------------------------------------------------------------------------------------
AVENTINE RENEWABLE
ENERGY                   COM           05356X403    8,347       789,700    SH      SOLE                 789,700
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO      COM           025816109    4,928        83,000    SH      SOLE                  83,000
------------------------------------------------------------------------------------------------------------------------------------
NATUS MEDICAL INC DEL    COM           639050103      816        51,200    SH      SOLE                  51,200
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION              COM           060505104   62,271     1,238,736    SH      SOLE                1,238,736
------------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC      COM           075811109   54,243       735,400    SH      SOLE                 735,400
------------------------------------------------------------------------------------------------------------------------------------
BEACON ROOFING SUPPLY
INC                      COM           073685109    5,148       503,670    SH      SOLE                 503,670
------------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC        COM           099709107    1,556       116,700    SH      SOLE                 116,700
------------------------------------------------------------------------------------------------------------------------------------
BIODEL INC               COM           09064M105    6,840       401,400    SH      SOLE                 401,400
------------------------------------------------------------------------------------------------------------------------------------
BIOMARIN PHARMACEUTICAL
IN                       COM           09061G101    1,785        71,700    SH      SOLE                  71,700
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP
INC                      CL A          12497T101      763        27,400    SH      SOLE                  27,400
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GROUP INC    COM NEW       19239V302      483        20,700    SH      SOLE                  20,700
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC     COM           185896107   82,531       938,169    SH      SOLE                 938,169
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD     COM           136385101    5,655        74,654    SH      SOLE                  74,654
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP    COM           14040H105   15,144       227,970    SH      SOLE                 227,970
------------------------------------------------------------------------------------------------------------------------------------
CEPHEID                  COM           15670R107   18,644       817,700    SH      SOLE                 817,700
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC          COM           170388102    2,598        68,500    SH      SOLE                  68,500
------------------------------------------------------------------------------------------------------------------------------------
                      SPONSORED
CREDIT SUISSE GROUP      ADR           225401108   13,359       201,403    SH      SOLE                 201,403
------------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC        COM           14055X102    1,456        71,913    SH      SOLE                  71,913
------------------------------------------------------------------------------------------------------------------------------------
CVS CAREMARK CORPORATION COM           126650100    7,431       187,500    SH      SOLE                 187,500
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC               COM           23918K108   10,418       164,900    SH      SOLE                 164,900
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS          COM           268648102   12,821       616,373    SH      SOLE                 616,373
------------------------------------------------------------------------------------------------------------------------------------
ENTEGRIS INC             COM           29362U104   61,160     7,046,071    SH      SOLE               7,046,071
------------------------------------------------------------------------------------------------------------------------------------
FEICO                    COM           30241L109   49,382     1,571,178    SH      SOLE               1,571,178
------------------------------------------------------------------------------------------------------------------------------------
GRUBB & ELLIS CO         COM           400095204    6,014       646,700    SH      SOLE                 646,700
------------------------------------------------------------------------------------------------------------------------------------
GOLDCORP INC NEW         COM           380956409    3,441       112,600    SH      SOLE                 112,600
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC      COM           375558103    4,659       114,000    SH      SOLE                 114,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP        COM           370442105   17,833       485,900    SH      SOLE                 485,900
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INC NEW        COM           36866T103   13,990       210,118    SH      SOLE                 210,118
------------------------------------------------------------------------------------------------------------------------------------
HUMANA INC               COM           444859102      957        13,700    SH      SOLE                  13,700
------------------------------------------------------------------------------------------------------------------------------------
HEALTHWAYS INC           COM           422245100    7,071       131,016    SH      SOLE                 131,016
------------------------------------------------------------------------------------------------------------------------------------
IAC
INTERACTIVECORP          COM NEW       44919P300   17,799       599,900    SH      SOLE                 599,900
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS
INC                      COM           50212A106   61,237     3,248,631    SH      SOLE               3,248,631
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL OIL LTD         COM NEW       453038408    1,075        21,700    SH      SOLE                  21,700
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY
CORP                     CL A          460335201    1,550        33,800    SH      SOLE                  33,800
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP NEW             COM           450911102   14,413       212,171    SH      SOLE                 212,171
------------------------------------------------------------------------------------------------------------------------------------
                      SPONSORED
INVESCO PLC              ADR           46127U104   36,388     1,332,876    SH      SOLE               1,332,876
------------------------------------------------------------------------------------------------------------------------------------
JARDEN CORP              COM           471109108    6,358       205,500    SH      SOLE                 205,500
------------------------------------------------------------------------------------------------------------------------------------
KERYX
BIOPHARMACEUTICALS INC   COM           492515101      748        75,300    SH      SOLE                  75,300
------------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC          CL A          50075N104   15,999       463,600    SH      SOLE                 463,600
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP          COM           482480100    6,069       108,800    SH      SOLE                 108,800
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC               COM           143130102    1,844        90,700    SH      SOLE                  90,700
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC   COM NEW       521863308    6,550        80,500    SH      SOLE                  80,500
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC    COM           524908100   14,568       236,000    SH      SOLE                 236,000
------------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY SERVICES INC   COM           53635B107    4,442       404,200    SH      SOLE                 404,200
------------------------------------------------------------------------------------------------------------------------------------
LSI INDS INC             COM           50216C108    1,367        66,619    SH      SOLE                  66,619
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC                COM           55616P104   43,214     1,337,063    SH      SOLE               1,337,063
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC           CL A          57636Q104    1,433         9,686    SH      SOLE                   9,686
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP            COM           58155Q103    4,027        68,500    SH      SOLE                  68,500
------------------------------------------------------------------------------------------------------------------------------------
MAGNA ENTMT CORP         CL A          559211107    3,198     1,408,969    SH      SOLE               1,408,969
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH SVCS INC COM NEW       559079207    5,584       137,600    SH      SOLE                 137,600
------------------------------------------------------------------------------------------------------------------------------------
MARKETAXESS HLDGS INC    COM           57060D108   10,284       685,614    SH      SOLE                 685,614
------------------------------------------------------------------------------------------------------------------------------------
METAL MGMT INC           COM NEW       591097209   10,517       194,040    SH      SOLE                 194,040
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC           COM           589331107   16,363       316,566    SH      SOLE                 316,566
------------------------------------------------------------------------------------------------------------------------------------
MENS WEARHOUSE INC       COM           587118100    7,270       143,900    SH      SOLE                 143,900
------------------------------------------------------------------------------------------------------------------------------------
NOVA CHEMICALS CORP      COM           66977W109   55,771     1,444,841    SH      SOLE               1,444,841
------------------------------------------------------------------------------------------------------------------------------------
NOVAMED INC DEL          COM           66986W108      743       170,700    SH      SOLE                 170,700
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC          COM NEW       629377508    71,013     1,679,188    SH      SOLE               1,679,188
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                  COM           62944T105      658         1,400    SH      SOLE                   1,400
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ CORP              COM           63936L100   77,091       988,723    SH      SOLE                 988,723
------------------------------------------------------------------------------------------------------------------------------------
TURBOCHEF TECHNOLOGIES
INC                      COM NEW       900006206    3,604       273,009    SH      SOLE                 273,009
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL DISPLAY CORP   COM           91347P105    4,852       273,800    SH      SOLE                 273,800
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE GAMING INTL
CORP                     COM           74332S102    4,755       950,948    SH      SOLE                 950,948
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP                 COM NEW       693320202      757        28,800    SH      SOLE                  28,800
------------------------------------------------------------------------------------------------------------------------------------
PHARMION CORP            COM           71715B409    1,929        41,800    SH      SOLE                  41,800
------------------------------------------------------------------------------------------------------------------------------------
POOL CORPORATION         COM           73278L105    4,037       161,600    SH      SOLE                 161,600
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC     COM           73755L107   13,993       132,383    SH      SOLE                 132,383
------------------------------------------------------------------------------------------------------------------------------------
PENWEST PHARMACEUTICALS
CO                       COM           709754105    2,522       229,070    SH      SOLE                 229,070
------------------------------------------------------------------------------------------------------------------------------------
QIAGEN N V               ORD           N72482107   10,404       536,000    SH      SOLE                 536,000
------------------------------------------------------------------------------------------------------------------------------------
RADIANT SYSTEMS INC      COM           75025N102    4,079       257,700    SH      SOLE                 257,700
------------------------------------------------------------------------------------------------------------------------------------
RELIANCE STEEL &
ALUMINUM CO              COM           759509102      735        13,000    SH      SOLE                  13,000
------------------------------------------------------------------------------------------------------------------------------------
RTI INTL METALS INC      COM           74973W107    6,269        79,100    SH      SOLE                  79,100
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP       COM FON       852061100   45,486      2,394,018   SH      SOLE               2,394,018
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC             COM           817315104   16,044       583,429    SH      SOLE                 583,429
------------------------------------------------------------------------------------------------------------------------------------
SHUFFLE MASTER INC       COM           825549108    1,226        82,000    SH CALL SOLE                  82,000
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP         COM           812350106    2,506        19,698    SH      SOLE                  19,698
------------------------------------------------------------------------------------------------------------------------------------
                      SPONSORED
SHIRE PLC                ADR           82481R106    1,265        17,100    SH      SOLE                  17,100
------------------------------------------------------------------------------------------------------------------------------------
SKETCHERS U S A INC      CL A          830566105    1,779        80,500    SH      SOLE                  80,500
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT AEROSYSTEMS
HLDGS INC                CL A          848574109    6,402       164,400    SH      SOLE                 164,400
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS INC              COM NEW        805423308   13,083       337,100    SH      SOLE                 337,100
------------------------------------------------------------------------------------------------------------------------------------
TECK COMINCO LTD         CL B          878742204    4,528        94,900    SH      SOLE                  94,900
------------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC    COM           88023U101   11,372       318,099    SH      SOLE                 318,099
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC           COM           880915103    2,138        68,400    SH      SOLE                  68,400
------------------------------------------------------------------------------------------------------------------------------------
TRIMBLE NAVIGATION LTD   COM           896239100    8,103       206,669    SH      SOLE                 206,669
------------------------------------------------------------------------------------------------------------------------------------
THIRD WAVE TECHNOLOGIES
INC                      COM           88428W108    6,867       795,700    SH      SOLE                 795,700
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA    SHS           G9143X208      743        16,750    SH      SOLE                  16,750
------------------------------------------------------------------------------------------------------------------------------------
UBS AG                 SHS NEW         H89231338   14,530       272,870    SH      SOLE                 272,870
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS INC  CL B          913903100    6,399       117,582    SH      SOLE                 117,582
------------------------------------------------------------------------------------------------------------------------------------
UNITED THERAPEUTICS
CORP DEL                 COM           91307C102   40,334       606,159    SH      SOLE                 606,159
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP             COM           92839U107      904       175,448    SH      SOLE                 175,448
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR MATLS INC    COM           552715104   45,302       769,656    SH      SOLE                 769,656
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP           COM           963320106    4,954        55,600    SH      SOLE                  55,600
------------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL       COM           94106L109    1,359        36,000    SH      SOLE                  36,000
------------------------------------------------------------------------------------------------------------------------------------
WATSCO INC               COM           942622200    9,411       202,700    SH      SOLE                 202,700
------------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST    S&P HOMEBUILD     78464A888    1,464        68,400    SH      SOLE                  68,400
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO
HLDGS INC                CL A          983759101    9,606       677,900    SH      SOLE                 677,900
------------------------------------------------------------------------------------------------------------------------------------
XENOPORT INC             COM           98411C100    7,401       157,300    SH      SOLE                 157,300
------------------------------------------------------------------------------------------------------------------------------------
